Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Schedule of auditor's remuneration

	2019	2018	2017
	$m	$m	$m
Audit fees payable to PwC	85.2	86.6	84.8
Other audit fees payable	0.9	0.9	1.2
Year ended 31 Dec	86.1	87.5	86.0

Fees payable by HSBC to PwC
		2019	2018	2017
	Footnotes	$m	$m	$m
Fees for HSBC Holdings’ statutory audit	1	15.7	16.4	15.1
Fees for other services provided to HSBC		95.0	103.1	114.6
– audit of HSBC’s subsidiaries		69.5	70.2	69.7
– audit-related assurance services	2	10.0	11.4	10.8
– other assurance services	3	12.2	13.5	25.2
– taxation compliance services		1.6	1.4	1.2
– taxation advisory services		—	0.1	—
– other non-audit services	3	1.7	6.5	7.7
Year ended 31 Dec		110.7	119.5	129.7

1
Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.

2	Including services for assurance and other services that relate to statutory and regulatory filings, including comfort letters and interim reviews.

3	Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third party end user.

Schedule of fees payable by HSBC's associated pension schemes to PwC

Fees payable by HSBC’s associated pension schemes to PwC
	2019	2018	2017
	$000	$000	$000
Audit of HSBC’s associated pension schemes	250	172	260
Audit-related assurance services	—	—	4
Year ended 31 Dec	250	172	264